PIMCO Funds

Supplement Dated April 11, 2007 to the

PIMCO Funds – Bond Funds Institutional and Administrative Class Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO Diversified Income Fund and the PIMCO Floating Income Fund

Effective immediately, the PIMCO Diversified Income Fund and PIMCO Floating Income Fund (each a “Fund” and collectively, the “Funds”) have eliminated their non-fundamental investment policy limiting each Fund’s investment in non-U.S. dollar denominated securities to 30% of its total assets, so that each Fund may now invest without limitation in non-U.S. dollar denominated securities. In addition, each Fund has eliminated its non-fundamental investment policy limiting its foreign currency exposure to 20% of its total assets, so that each Fund may have foreign currency exposure of up to 100% of its total assets. Therefore, the prospectus disclosure is hereby supplemented as follows:

Effective immediately, the row summarizing the Diversified Income Fund in the table within the “Summary Information” section of the prospectus is replaced with the following:

Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	No Limitation

Also, effective immediately, the third paragraph under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the prospectus is deleted in its entirety, and the following sentence is added to the end of the second paragraph:

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

Also, effective immediately, the row summarizing the Floating Income Fund in the table within the “Summary Information” section of the prospectus is replaced with the following:

Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	No Limitation

Also, effective immediately, the third paragraph under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the prospectus is deleted in its entirety, and the following sentence is added to the end of the second paragraph:

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

Disclosure Related to the PIMCO High Yield Fund

Effective immediately, the section of the table on page 73 providing information with respect to Raymond G. Kennedy’s management of the High Yield Fund is deleted, and the following replaces the section of the table which discusses the funds managed by Mark T. Hudoff:

Fund	Portfolio Manager	Since	Recent Professional Experience
Convertible	Mark T. Hudoff	8/03	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.
High Yield		4/07

PIMCO Funds

Supplement Dated April 11, 2007 to the

PIMCO Funds – Class R Share Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO High Yield Fund

Effective immediately, the section of the table on page 30 providing information with respect to Raymond G. Kennedy’s management of the High Yield Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
High Yield	Mark T. Hudoff	4/07	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

PIMCO Funds

Supplement Dated April 11, 2007 to the

PIMCO Funds – Bond Funds Class A, B and C Shares Prospectus

dated July 31, 2006

Disclosure Related to the PIMCO Diversified Income Fund and the PIMCO Floating Income Fund

Effective immediately, the PIMCO Diversified Income Fund and PIMCO Floating Income Fund (each a “Fund” and collectively, the “Funds”) have eliminated their non-fundamental investment policy limiting each Fund’s investment in non-U.S. dollar denominated securities to 30% of its total assets, so that each Fund may now invest without limitation in non-U.S. dollar denominated securities. In addition, each Fund has eliminated its non-fundamental investment policy limiting its foreign currency exposure to 20% of its total assets, so that each Fund may have foreign currency exposure of up to 100% of its total assets. Therefore, the prospectus disclosure is hereby supplemented as follows:

Effective immediately, the row summarizing the Diversified Income Fund in the table within the “Summary Information” section of the prospectus is replaced with the following:

Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	No Limitation

Also, effective immediately, the third paragraph under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the prospectus is deleted in its entirety, and the following sentence is added to the end of the second paragraph:

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

Also, effective immediately, the row summarizing the Floating Income Fund in the table within the “Summary Information” section of the prospectus is replaced with the following:

Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	No Limitation

Also, effective immediately, the third paragraph under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the prospectus is deleted in its entirety, and the following sentence is added to the end of the second paragraph:

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

Disclosure Related to the PIMCO High Yield Fund

Effective immediately, the section of the table on page 39 providing information with respect to Raymond G. Kennedy’s management of the High Yield Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
High Yield	Mark T. Hudoff	4/07	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

PIMCO Funds

Supplement Dated April 11, 2007 to the

PIMCO Funds – Bond Funds Class D Shares Prospectus

dated July 31, 2006

Disclosure Related to the PIMCO Diversified Income Fund and the PIMCO Floating Income Fund

Effective immediately, the PIMCO Diversified Income Fund and PIMCO Floating Income Fund (each a “Fund” and collectively, the “Funds”) have eliminated their non-fundamental investment policy limiting each Fund’s investment in non-U.S. dollar denominated securities to 30% of its total assets, so that each Fund may now invest without limitation in non-U.S. dollar denominated securities. In addition, each Fund has eliminated its non-fundamental investment policy limiting its foreign currency exposure to 20% of its total assets, so that each Fund may have foreign currency exposure of up to 100% of its total assets. Therefore, the prospectus disclosure is hereby supplemented as follows:

Effective immediately, the row summarizing the Diversified Income Fund in the table within the “Summary Information” section of the prospectus is replaced with the following:

Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	No Limitation

Also, effective immediately, the third paragraph under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the prospectus is deleted in its entirety, and the following sentence is added to the end of the second paragraph:

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

Also, effective immediately, the row summarizing the Floating Income Fund in the table within the “Summary Information” section of the prospectus is replaced with the following:

Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	No Limitation

Also, effective immediately, the third paragraph under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the prospectus is deleted in its entirety, and the following sentence is added to the end of the second paragraph:

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

Disclosure Related to the PIMCO High Yield Fund

Effective immediately, the section of the table on page 33 providing information with respect to Raymond G. Kennedy’s management of the High Yield Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
High Yield	Mark T. Hudoff	4/07	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.